Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Prior Relationship of Cardio with Boustead Securities, LLC

At the commencement of efforts to pursue what ultimately ended in a terminated business acquisition, Legacy Cardio entered into a Placement Agent and Advisory Services Agreement (the “Placement Agent Agreement”), dated April 12, 2021, with Boustead Securities, LLC ("Boustead Securities”). This agreement was terminated in April 2022, when Legacy Cardio terminated the underlying agreement and plan of merger and the accompanying escrow agreement relating to that proposed business acquisition after efforts to complete the transaction failed, despite several extensions of the closing deadline.

Under the terminated Placement Agent Agreement, Legacy Cardio agreed to certain future rights in favor of Boustead Securities, including (i) a two-year tail period during which Boustead Securities would be entitled to compensation if Cardio were to close on a transaction (as defined in the Placement Agent Agreement) with any party that was introduced to Legacy Cardio by Boustead Securities; and (ii) a right of first refusal to act as the Company’s exclusive placement agent for 24-months from the end of the term of the Placement Agent Agreement (the “right of first refusal”). Cardio has taken the position that due to Boustead Securities’ failure to perform as contemplated by the Placement Agent Agreement, these provisions purporting to provide future rights are null and void.

Boustead Securities responded to the termination of the Placement Agent Agreement by disputing Legacy Cardio’s contention that it had not performed under the Placement Agent Agreement because, among other things, Boustead Securities had never sought out prospective investors. In its response, Boustead Securities included a list of funds that they had supposedly contacted on Legacy Cardio’s behalf. While Boustead Securities’ contention appears to contradict earlier communications from Boustead Securities in which they indicated that they had not made any such contacts or introductions, Boustead Securities is currently contending that they are due success fees for two years following the termination of the Placement Agent Agreement on any transaction with any person on the list of supposed contacts or introductions. Legacy Cardio strongly disputes this position. Notwithstanding the foregoing, the Company has not consummated any transaction, as defined, with any potential party that purportedly was a contact of Boustead Securities in connection with the Placement Agent Agreement and has no plans to do so at any time during the tail period. No legal proceedings have been instigated by either party, and Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

The Benchmark Company, LLC Right of First Refusal

The Company completed the business combination on October 25, 2022. In connection with the proposed business combination, by agreement dated May 13, 2022, Mana engaged The Benchmark Company, LLC (“Benchmark”) as its M&A advisor. Upon closing of the business combination, Legacy Cardio assumed the contractual engagement entered into by Mana. On November 14, 2022, the Company and Benchmark entered into Amendment No. 1 Engagement Letter (the “Amendment Engagement”). Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023. Both of those payments have been made in full. In addition, the Amendment Engagement provided that Benchmark has been granted a right of first refusal to act as lead or joint-lead investment banker, lead or joint-lead book- runner and/or lead or joint-lead placement agent for all future public and private equity and debt offerings through October 25, 2023. Based on the right of first refusal, Benchmark alleges that it is owed damages because the Company entered into the Yorkville Convertible Debenture Transaction without first offering Benchmark the right to serve as the lead or joint-lead placement agent for the transaction. The Company is evaluating the claim. No legal proceedings have been instigated.

Demand Letter and Potential Mootness Fee Claim

On June 25, 2022, a plaintiffs’ securities law firm sent a demand letter to the Company alleging that the Company’s Registration Statement on Form S-4 filed (the “S-4 Registration Statement”) with the Securities and Exchange Commission (“SEC”) on May 31, 2022 omitted material information with respect to the Business Combination and demanding that the Company and its Board of Directors immediately provide corrective disclosures in an amendment or supplement to the Registration Statement. Subsequent thereto, the Company filed amendments to the S-4 Registration Statement on July 27, 2022, August 23, 2022, September 15, 2022, October 4, 2022 and October 5, 2022 in which it responded to various comments of the SEC staff and otherwise updated its disclosure. In October 2022, the SEC completed its review and declared the S-4 registration statement on October 6, 2022. On February 23, 2023 and February 27, 2023, plaintiffs’ securities law firm contacted the Company’s counsel asking who will be negotiating a mootness fee relating to the purported claims set forth in the June 25, 2022 demand letter. The Company vigorously denies that the S-4 Registration Statement, as amended and declared effective, is deficient in any respect and that no additional supplemental disclosures are material or required. The Company believes that the claims asserted in the Demand Letter are without merit and that no further disclosure is required to supplement the S-4 Registration Statement under applicable laws. As of the date of filing of this Annual Report on Form 10-K, no lawsuit has been filed against the Company by that firm. The firm has indicated its willingness to litigate the matter if a mutually satisfactory resolution cannot be agreed upon; however, Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

Northland Securities, Inc.

In January 2024, following the Company’s termination of its agreement with Yorkville and in connection with the Company’s recent at the market offering and/or its February 2024 private placement, a managing director of Northland Securities, Inc. (“Northland”) contacted the Company claiming the right to be paid a fee of approximately $150,000 pursuant to the agreement of March 1, 2023 between the Company and Northland regarding the Yorkville financing. Subsequently, the Company has been advised by another representative of Northland that Northland would not proceed with any such claim. The Company does not believe that it owes Northland any sum based on the termination of the Yorkville Securities Purchase Agreement and the subsequent financing transactions.

The Company cannot preclude the possibility that claims or lawsuits brought relating to any alleged securities law violations or breaches of fiduciary duty could potentially require significant time and resources to defend and/or settle and distract its management and board of directors from focusing on its business.

Directors and Officers Insurance

In connection with the Company’s various contractual obligations arising in the ordinary course of business, the Company is required to maintain insurance coverage for claims against its directors and officers.

The University of Iowa Research Foundation Exclusive License Agreement

The Company has a worldwide exclusive license agreement with the University of Iowa Research Foundation (UIRF) relating to its patent and patent-pending technology (the “Exclusive License Agreement”). Under the terms of the Exclusive License Agreement, the Company will have to pay each of: (1) 1% of either the: (i) aggregate consideration (and trailing consideration, if any) for a liquidation event; or (ii) pre-money valuation for an initial public offering, (the “Equity Rights”) (2) 2% of annual net sales, and (3) 15% of non-royalty fees paid to licensee if it enters into one or more sublicensing agreements. Upon the Closing of the Business Combination, the Company issued 3,639 (109,170 prior to the Reverse Stock Split) Shares of Common Stock to UIRF in accordance with the Equity Rights under the Exclusive License Agreement. The Company has had minimal sales of $62,221 to date and has paid 2% or approximately $1,300 in total royalty fees to UIRF under the exclusive license.

Note 14 – Commitments and Contingencies

Prior Relationship of Cardio with Boustead Securities, LLC

At the commencement of efforts to pursue what ultimately ended in a terminated business acquisition, Legacy Cardio entered into a Placement Agent and Advisory Services Agreement (the “Placement Agent Agreement”), dated April 12, 2021, with Boustead Securities, LLC (“Boustead Securities”). This agreement was terminated in April 2022, when Legacy Cardio terminated the underlying agreement and plan of merger and the accompanying escrow agreement relating to that proposed business acquisition after efforts to complete the transaction failed, despite several extensions of the closing deadline.

Under the terminated Placement Agent Agreement, Legacy Cardio agreed to certain future rights in favor of Boustead Securities, including (i) a two-year tail period during which Boustead Securities would be entitled to compensation if Cardio were to close on a transaction (as defined in the Placement Agent Agreement) with any party that was introduced to Legacy Cardio by Boustead Securities; and (ii) a right of first refusal to act as the Company’s exclusive placement agent for 24-months from the end of the term of the Placement Agent Agreement (the “right of first refusal”). Cardio has taken the position that due to Boustead Securities’ failure to perform as contemplated by the Placement Agent Agreement, these provisions purporting to provide future rights are null and void.

Boustead Securities responded to the termination of the Placement Agent Agreement by disputing Legacy Cardio’s contention that it had not performed under the Placement Agent Agreement because, among other things, Boustead Securities had never sought out prospective investors. In its response, Boustead Securities included a list of funds that they had supposedly contacted on Legacy Cardio’s behalf. While Boustead Securities’ contention appears to contradict earlier communications from Boustead Securities in which they indicated that they had not made any such contacts or introductions, Boustead Securities is currently contending that they are due success fees for two years following the termination of the Placement Agent Agreement on any transaction with any person on the list of supposed contacts or introductions. Legacy Cardio strongly disputes this position. Notwithstanding the foregoing, the Company has not consummated any transaction, as defined, with any potential party that purportedly was a contact of Boustead Securities in connection with the Placement Agent Agreement and has no plans to do so at any time during the tail period. No legal proceedings have been instigated by either party, and Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

The Benchmark Company, LLC Right of First Refusal

As noted in Note 1, the Company completed the business combination on October 25, 2022. In connection with the proposed business combination, by agreement dated May 13, 2022, Mana engaged The Benchmark Company, LLC (“Benchmark”) as its M&A advisor. Upon closing of the business combination, Legacy Cardio assumed the contractual engagement entered into by Mana. On November 14, 2022, the Company and Benchmark entered into Amendment No. 1 Engagement Letter (the “Amendment Engagement”). Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023. Both of those payments have been made in full. In addition, the Amendment Engagement provided that Benchmark has been granted a right of first refusal to act as lead or joint-lead investment banker, lead or joint-lead book- runner and/or lead or joint-lead placement agent for all future public and private equity and debt offerings through October 25, 2023. Based on the right of first refusal, Benchmark alleges that it is owed damages because the Company entered into the Yorkville Convertible Debenture Transaction (see Note 11) without first offering Benchmark the right to serve as the lead or joint-lead placement agent for the transaction. The Company is evaluating the claim. No legal proceedings have been instigated.

Demand Letter and Potential Mootness Fee Claim

On June 25, 2022, a plaintiffs’ securities law firm sent a demand letter to the Company alleging that the Company’s Registration Statement on Form S-4 filed (the “S-4 Registration Statement”) with the Securities and Exchange Commission (“SEC”) on May 31, 2022 omitted material information with respect to the Business Combination and demanding that the Company and its Board of Directors immediately provide corrective disclosures in an amendment or supplement to the Registration Statement. Subsequent thereto, the Company filed amendments to the S-4 Registration Statement on July 27, 2022, August 23, 2022, September 15, 2022, October 4, 2022 and October 5, 2022 in which it responded to various comments of the SEC staff and otherwise updated its disclosure. In October 2022, the SEC completed its review and declared the S-4 registration statement on October 6, 2022. On February 23, 2023 and February 27, 2023, plaintiffs’ securities law firm contacted the Company’s counsel asking who will be negotiating a mootness fee relating to the purported claims set forth in the June 25, 2022 demand letter. The Company vigorously denies that the S-4 Registration Statement, as amended and declared effective, is deficient in any respect and that no additional supplemental disclosures are material or required. The Company believes that the claims asserted in the Demand Letter are without merit and that no further disclosure is required to supplement the S-4 Registration Statement under applicable laws. As of the date of filing of this Annual Report on Form 10-K, no lawsuit has been filed against the Company by that firm. The firm has indicated its willingness to litigate the matter if a mutually satisfactory resolution cannot be agreed upon; however, Cardio believes that the final outcome will not have a material adverse impact on its financial condition.

Northland Securities, Inc.

In January 2024, following the Company’s termination of its agreement with Yorkville and in connection with the Company’s recent at the market offering and/or its February 2024 private placement, a managing director of Northland Securities, Inc. (“Northland”) contacted the Company claiming the right to be paid a fee of approximately $150,000 pursuant to the agreement of March 1, 2023 between the Company and Northland regarding the Yorkville financing. Subsequently, the Company has been advised by another representative of Northland that Northland would not proceed with any such claim. The Company does not believe that it owes Northland any sum based on the termination of the Yorkville Securities Purchase Agreement and the subsequent financing transactions.

The Company cannot preclude the possibility that claims or lawsuits brought relating to any alleged securities law violations or breaches of fiduciary duty could potentially require significant time and resources to defend and/or settle and distract its management and board of directors from focusing on its business.

Directors and Officers Insurance

In connection with the Company’s various contractual obligations arising in the ordinary course of business, the Company is required to maintain insurance coverage for claims against its directors and officers.

Notice of Non-Compliance with Nasdaq Listing Requirements

On June 3, 2024, Cardio Diagnostics Holdings, Inc. (the “Company”) received a letter (the “First Nasdaq Bid Price Letter”) from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company is no longer in compliance with Nasdaq Listing Rule 5550(a)(2), because the minimum bid price of the Company’s common stock (the “Common Stock”) had closed below the minimum $1.00 per share requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until December 2, 2024, to regain compliance. On December 4, 2024 (the “Second Nasdaq Bid Price Letter”), Nasdaq notified the Company that Nasdaq’s Staff has determined that the Company is eligible for an additional 180 calendar day period, or until June 2, 2025, to regain compliance (the "Second Compliance Period”). The determination is based on the Company’s meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The Nasdaq Capital Market with the exception of the Minimum Bid Price Requirement, and the Company’s written notice of its intention to cure the deficiency during the Second Compliance Period by effecting a reverse stock split, if necessary. If the Company chooses to implement a reverse stock split, it must complete the split no later than ten business days prior to the end of the Second Compliance Period in order to timely regain compliance. As of the date of this report the Common Stock has not regained compliance with the Minimum Bid Price Requirement.

If we fail to regain compliance with the minimum bid requirement within the cure period (or extended cure period) or if we fail to continue to meet all applicable continued listing requirements for Nasdaq in the future, Nasdaq could delist our securities.